As filed with the Securities and Exchange Commission on November 12, 2009

Securities Act File No. 333-159509

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ☐

Post-Effective Amendment No.2 ☒

(Check appropriate box or boxes)

CREDIT SUISSE TRUST

(Exact Name of Registrant as Specified in the Declaration of Trust)

Eleven Madison Avenue

New York, New York 10010

(Address of Principal Executive Offices)

Telephone Number: (212) 325-2000

(Area Code and Telephone Number)

J. Kevin Gao, Esq.

Credit Suisse Trust

Eleven Madison Avenue

New York, New York 10010

(Name and Address of Agent for Service)

Copies to:

Rose F. DiMartino, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

It is proposed that this filing will become effective

☒  Immediately upon filing pursuant to paragraph (b)

☐  on (date) pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1)

☐  on (date) pursuant to paragraph (a)(1)

☐  75 days after filing pursuant to paragraph (a)(2), or

☐  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Part A - Prospectus Proxy/Statement and Part B - Statement of Additional Information are incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement filed on July 23, 2009.

PART C
OTHER INFORMATION

Item 15.         Indemnification

Registrant, and officers and directors of Credit Suisse Asset Management, LLC (“Credit Suisse”) and Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant.  Discussion of this coverage is incorporated by reference to Item 27 of Part C of the Trust’s Registration Statement filed on March 17, 1995 (Securities Act File No. 33-58125).

Item 16.         Exhibits

1. Declaration of Trust.

(a)	Declaration of Trust dated March 15, 1995, incorporated by reference to the Registrant’s Registration Statement on Form N-1A, filed on March 17, 1995.
(b)	Amendment to Declaration of Trust dated March 31, 1995, incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, filed on June 14, 1995.
(c)	Amendment to Declaration of Trust dated March 8, 2000, incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, filed on April 26, 2000.
(d)	Amendment to Declaration of Trust dated March 8, 2000, incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, filed on April 26, 2000.
(e)	Amendment to Declaration of Trust dated April 3, 2001, incorporated by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A, filed on April 25, 2001.
(f)

Designation of Series relating to addition of the Global Post-Venture Capital Portfolio and the Emerging Markets Portfolio dated April 16, 1996, incorporated by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, filed on April 18, 1996.

(g)

Designation of Series relating to addition of Large Cap Value Portfolio dated July 31, 1997, incorporated by reference to Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A, filed on August 11, 1997.

(h)

Designation of Series relating to addition of Emerging Growth Portfolio dated November 24, 1998, incorporated by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, filed on April 16, 1999.

(i)

Designation of Series relating to addition of the Blue Chip Portfolio and the Small Cap Value Portfolio dated June 25, 2001, incorporated by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, filed on June 29, 2001.

(j)	Certificate of Amendment dated November 7, 2001, incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on April 5, 2002.
(k)

Certificate and Instrument of Amendment to the Agreement and Declaration of Trust dated June 17, 2002, incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, filed on March 31, 2003.

(l)	Certificate of Amendment dated June 18, 2003, incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A, filed on March 31, 2004.

(m)	Certificate of Termination dated March 11, 2004, incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A, filed on March 31, 2004.
(n)	Certificate of Amendment dated May 3, 2004, incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, filed on April 25, 2006.
(o)	Certificate of Amendment dated February 3, 2005, incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A, filed on February 25, 2005.
(p)	Certificate of Amendment dated February 17, 2005, incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A, filed on February 25, 2005.
(q)

Certificate of Termination of High Yield Portfolio and Strategic Small Cap Portfolio dated March 1, 2005, incorporated by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2005.

(r)

Designation of Series relating to addition of Commodity Return Strategy Portfolio dated August 22, 2005, incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A, filed on August 24, 2005.

(s)	Certificate of Amendment dated November 17, 2006, incorporated by reference to the Registrant’s Registration Statement on Form N-14 (Securities Act File No. 333-140901), filed on February 27, 2007.
(t)

Certificate of Termination of Small Cap Core II Portfolio of Credit Suisse Trust dated May 16, 2007, incorporated by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A, filed on April 16, 2008.

(u)	Certificate of Amendment dated February 26, 2009, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

2. By-Laws.

(a)	By-Laws as adopted March 15, 1995, incorporated by reference to the Registrant’s Registration Statement on Form N-1A, filed on March 17, 1995.
(b)

Amendment to By-Laws dated February 6, 1998, incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of Credit Suisse Large Cap Growth Fund, filed on February 23, 1998 (Securities Act File No. 33-12344).

(c)

Amended By-Laws dated February 5, 2001, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of Credit Suisse Fixed Income Fund, filed on February 27, 2001 (Securities Act File No. 33-12343).

(d)	Amendment to By-Laws dated April 3, 2001 is incorporated by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A, filed on April 25, 2001.
(e)	Amendment to By-Laws dated December 12, 2001, incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on April 5, 2002.
(f)

Amended and Restated By-Laws as amended February 12, 2002, incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, filed on March 31, 2003.

3. Not Applicable.

4. Form of the Agreement and Plan of Reorganization (included as Exhibit A to Registrant’s Prospectus/Proxy Statement contained in Part A of this Registration Statement).

5. Form of Share Certificate, incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, filed on June 14, 1995.

6. Investment Advisory Agreements.

(a)

Investment Advisory Agreement dated October 1, 2006 for the Emerging Markets Portfolio, incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, filed on April 26, 2007.

(b)

Amended and Restated Investment Advisory Agreement dated July 6, 1999, as amended and restated May 3, 2004 for the International Focus Portfolio, incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A, filed on February 25, 2005.

(c)

Amended and Restated Investment Advisory Agreement dated July 6, 1999, as amended and restated May 3, 2004 and December 1, 2006 for the Large Cap Value Portfolio, incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, filed on April 26, 2007.

(d)

Amended and Restated Investment Advisory Agreement dated July 6, 1999, as amended and restated May 3, 2004 and December 1, 2006 for the Mid-Cap Core Portfolio, incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, filed on April 26, 2007.

(e)

Amended and Restated Investment Advisory Agreement dated July 6, 1999, as amended and restated May 3, 2004 and December 1, 2006 for the Small Cap Core I Portfolio, incorporated by reference to the Registrant’s Registration Statement on Form N-14 (Securities Act File No. 333-140901), filed on February 27, 2007.

(f)

Amended and Restated Investment Advisory Agreement dated September 12, 2001, as amended and restated May 17, 2005 for the Blue Chip Portfolio, incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, filed on April 25, 2006.

(g)

Amended and Restated Investment Advisory Agreement dated July 6, 1999, as amended and restated February 21, 2005 for the Global Small Cap Portfolio, incorporated by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, filed on April 29, 2005.

(h)

Investment Advisory Agreement for the Commodity Return Strategy Portfolio dated February 28, 2006, incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, filed on April 25, 2006.

(i)

Fee Waiver Agreement for the International Equity Flex III Portfolio dated May 1, 2009, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

7. Amended and Restated Distribution Agreement with Credit Suisse Asset Management Securities, Inc. (“CSAMSI”) dated August 1, 2000, as amended and restated May 3, 2004 and November 15, 2006, incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of Credit Suisse Cash Reserve Fund, Inc. filed on April 26, 2007 (Securities Act File No. 2-94840).

8. Not applicable.

9. Custodian Agreements.

(a)

Custodian Agreement with State Street Bank and Trust Company (“State Street”), dated October 20, 2000, incorporated by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A, filed on November 22, 2000.

(b)

Amendment to Custodian Agreement with State Street dated April 26, 2001, incorporated by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, filed on June 29, 2001 (Securities Act File No. 33-12344).

(c)

Amendment to Custodian Agreement with State Street dated May 16, 2001, incorporated by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, filed on June 29, 2001.

(d)

Amended Exhibit I to Custodian Agreement with State Street dated May 16, 2001, incorporated by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, filed on June 29, 2001.

(e)

Amendment to Custodian Agreement with State Street dated November 16, 2005, incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, filed on April 25, 2006.

(f)	Custody Fee Schedule dated February 2007, incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, filed on April 26, 2007.

10. Plan of Distribution pursuant to Rule 12b-1 pertaining to the Commodity Return Strategy Portfolio dated August 17, 2005, incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, filed on April 25, 2006.

11. Opinion and Consent of Sullivan & Worcester LLP, Massachusetts counsel to the Trust, incorporated by reference to the Registrant’s Registration Statement on Form N-14, filed on May 27, 2009.

12. Final Opinions of Willkie Farr & Gallagher LLP with respect to tax matters, filed herewith.

13. Material Contracts.

(a) Co-Administration Agreement with CSAMSI dated November 1, 1999, as amended and restated November 16, 2005 and November 15, 2006, incorporated by reference to the Registrant’s Registration Statement on Form N-14 (Securities Act File No. 333-140901), filed on February 27, 2007.

(b)(1) Co-Administration Agreement with State Street dated March 18, 2002, incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Credit Suisse Strategic Small Cap Fund, Inc. filed on May 3, 2002 (Securities Act File No. 333-64554).

(b)(2) Amendment No. 1 to the Co-Administration Agreement with State Street dated January 1, 2007, incorporated by reference to the Registrant’s Registration Statement on Form N-14 (Securities Act File No. 333-140901), filed on February 27, 2007.

(c) Form of Participation Agreement, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(d) Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. (“BFDS”), dated October 1, 2007, incorporated by reference to the Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of Credit Suisse Commodity Return Strategy Fund filed on December 21, 2007 (Securities Act File No. 333-116212).

(e) Combined U.S. Accounting and Administration Fee Schedule Revised January 1, 2007, incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, filed on April 26, 2007.

(f) Securities Lending Authorization Agreement with State Street Bank and Trust Company dated March 17, 2004, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(g) First Amendment to Securities Lending Authorization Agreement dated December 17, 2004, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(h) Second Amendment to Securities Lending Authorization Agreement dated May 17, 2006, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(i) Third Amendment to Securities Lending Authorization Agreement dated September 15, 2006, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(j) Fourth Amendment to Securities Lending Authorization Agreement dated July 16, 2007, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(k) Fifth Amendment to Securities Lending Authorization Agreement dated August 27, 2007, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(l) Sixth Amendment to Securities Lending Authorization Agreement dated December 1, 2007, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(g) Seventh Amendment to Securities Lending Authorization Agreement dated April 17, 2009, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(g) Securities Lending and Services Agreement with State Street Bank and Trust dated April 17, 2009, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

14. Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, filed on July 23, 2009.

15. Not applicable.

16. Powers of Attorney, incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, filed on July 23, 2009.

17. Additional Exhibits.

(a) Form of Proxy Card, incorporated by reference to the Registrant’s Registration Statement on Form N-14, filed on May 27, 2009.

(b) Prospectus and Statement of Additional Information of U.S. Equity Flex I Portfolio, a series of the Registrant, dated May 1, 2009, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(c) Annual Report of U.S. Equity Flex I Portfolio (formerly “Small Cap Core I Portfolio”), dated December 31, 2008, incorporated by reference to the Form N-CSR filed by the Registrant on March 6, 2009.

(d) Prospectus and Statement of Additional Information of U.S. Equity Flex II Portfolio, a series of the Registrant, dated May 1, 2009, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(e) Annual Report of U.S. Equity Flex II Portfolio (formerly “Large Cap Value Portfolio”), dated December 31, 2008, incorporated by reference to the Form N-CSR filed by the Registrant on March 6, 2009.

(f) Prospectus and Statement of Additional Information of U.S. Equity Flex III Portfolio, a series of the Registrant, dated May 1, 2009, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(g) Annual Report of U.S. Equity Flex III Portfolio (formerly “Mid Cap Core Portfolio”), dated December 31, 2008, incorporated by reference to the Form N-CSR filed by the Registrant on March 6, 2009.

(h) Prospectus and Statement of Additional Information of U.S. Equity Flex IV Portfolio, a series of the Registrant, dated May 1, 2009, incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2009.

(i) Annual Report of U.S. Equity Flex IV Portfolio (formerly “Blue Chip Portfolio”), dated December 31, 2008, incorporated by reference to the Form N-CSR filed by the Registrant on March 6, 2009.

Item 17.         Undertakings

(1)           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.15c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of each Acquisition within a reasonably prompt time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 12th day of November, 2009.

CREDIT SUISSE TRUST
By:	/s/ George R. Hornig
George R. Hornig
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ George R. Hornig	Chief Executive Officer	November 12, 2009
George R. Hornig

/s/ Michael A. Pignataro	Chief Financial Officer	November 12, 2009
Michael A. Pignataro

/s/ Steven N. Rappaport*	Chairman of the Board	November 12, 2009
Steven N. Rappaport

/s/ Jeffrey E. Garten*	Trustee	November 12, 2009
Jeffrey E. Garten

/s/ Peter F. Krogh*	Trustee	November 12, 2009
Peter F. Krogh

/s/ Enrique R. Arzac*	Trustee	November 12, 2009
Enrique R. Arzac

*By:	/s/ Michael A. Pignataro
Michael A. Pignataro, as Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit
12	Final Opinions of Willkie Farr & Gallagher LLP, with respect to tax matters